DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details 1) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Swap [Member] | Long Term Investments And Receivables [Member] | Designated As Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative Asset, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Asset	$ 0	$ 14
Swap [Member] | Other Current Liabilities [Member] | Designated As Hedging Instrument [Member] | Fair Value Hedging [Member]
Derivative Liability, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Liability	(11)	(43)
Swap [Member] | Other Current Liabilities [Member] | Designated As Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative Liability, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Liability	0	0
Swap [Member] | Accounts Payable [Member] | Designated As Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative Asset, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Asset	78	6
Foreign Exchange Contract [Member] | Deferred Taxes And Other Current Assets [Member] | Designated As Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative Asset, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Asset	0	14
Foreign Exchange Contract [Member] | Deferred Taxes And Other Current Assets [Member] | Nondesignated [Member]
Derivative Asset, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Asset	25	68
Foreign Exchange Contract [Member] | Accounts Payable [Member] | Designated As Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative Liability, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Liability	0	(1)
Foreign Exchange Contract [Member] | Accounts Payable [Member] | Nondesignated [Member]
Derivative Liability, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Liability	(11)	(53)
Interest Rate Swap [Member] | Long Term Investments And Receivables [Member] | Designated As Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative Asset, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Asset	26	0
Interest Rate Swap [Member] | Accounts Payable [Member] | Designated As Hedging Instrument [Member] | Fair Value Hedging [Member]
Derivative Asset, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Asset	1	0
Interest Rate Swap [Member] | Accounts Payable [Member] | Designated As Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative Liability, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Liability	(10)	0
Cross Currency Interest Rate Contract [Member] | Accounts Payable [Member] | Designated As Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative Liability, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Liability	$ (5)	$ 0